Shareholder Report, Line Graph (Details) 190342_AAM S-P 500 High Dividend Value ETF_TF_TSR SemiAnnual {TF} - USD ($)										6 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Nov. 28, 2017	Apr. 30, 2026
AAM S&P 500 High Dividend Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name										AAM S&P 500 High Dividend Value ETF NAV
Accumulated Value	$ 18,303	$ 17,107	$ 12,870	$ 13,589	$ 13,778	$ 9,422	$ 11,280	$ 10,598	$ 10,000	$ 20,982
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500 TR
Accumulated Value	29,678	24,436	17,705	16,074	18,825	13,172	12,006	10,502	10,000	$ 31,467
S&P 500 Dividend and Free Cash Flow Yield Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500 Dividend and Free Cash Flow Yield Index TR
Accumulated Value	$ 18,803	$ 17,516	$ 13,118	$ 13,807	$ 13,955	$ 9,500	$ 11,353	$ 10,629	$ 10,000	$ 21,601